EATON VANCE AMT-FREE LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to Prospectuses dated August 1, 2011 and

Summary Prospectuses dated August 1, 2011

as revised December 1, 2011

1.   The following replaces “Investment Objective” in “Fund Summaries – AMT-Free Limited Maturity Municipal Income Fund” and “Fund Summaries – National Limited Maturity Municipal Income Fund”:

The Fund’s investment objective is to provide current income exempt from regular federal income tax and limited principal fluctuation.

2.   The following replaces “Investment Objective” in “Fund Summaries – Massachusetts Limited Maturity Municipal Income Fund”:

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Massachusetts state personal income taxes, and limited principal fluctuation.

3.   The following replaces “Investment Objective” in “Fund Summaries – New York Limited Maturity Municipal Income Fund”:

The Fund’s investment objective is to provide current income exempt from regular federal income tax and New York state and New York City personal income taxes, and limited principal fluctuation.

4.   The following replaces “Investment Objective” in “Fund Summaries – Pennsylvania Limited Maturity Municipal Income Fund”:

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Pennsylvania state and local taxes in the form of an investment exempt from Pennsylvania personal property taxes, and limited principal fluctuation.

March 27, 2012